Offerings - Offering: 1	Apr. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value $0.00025 per share
Amount Registered | shares	27,027,015
Proposed Maximum Offering Price per Unit	0.51475
Maximum Aggregate Offering Price	$ 13,912,155.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,921.27
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"). The proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low trading prices ($0.5318 and $0.4977, respectively) of the Class A Ordinary Shares on April 15, 2026, as reported on the Nasdaq. The Registrant will not receive any proceeds from the sale of its Class A Ordinary Shares by the selling shareholders. All the Class A Ordinary Shares are to be offered for resale by the selling shareholders named in the prospectus contained in this Registration Statement on Form F-1.